MGP Selected Quarterly Financial Results (Unaudited) - Summary of Quarterly Financial Results (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											4 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Apr. 24, 2016	Dec. 31, 2016	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues				$ 216,607	$ 216,659	$ 220,390	$ 215,839	$ 214,542	$ 182,798	$ 184,456	$ 183,899					$ 869,495	$ 765,695
Net income	$ 68,553	$ 67,769	$ 66,364	68,551	69,923	48,059	58,169	31,723	43,700	43,875	46,692	$ (84,383)	$ 119,729	$ 202,686	$ 176,151	244,702	165,990	$ 35,346
Net income attributable to Class A shareholders	$ 22,515			$ 18,605	$ 19,484	$ 13,146	$ 15,830	$ 8,722	$ 11,025	$ 10,680	$ 11,348		$ 29,938	$ 64,328	$ 48,460	$ 67,065	$ 41,775	$ 29,938
Class A Shares
Net income per Class A share (basic) (in dollars per share)	$ 0.24			$ 0.26	$ 0.27	$ 0.19	$ 0.22	$ 0.12	$ 0.18	$ 0.19	$ 0.20			$ 0.72	$ 0.68	$ 0.94	$ 0.68	$ 0.52
Net income per Class A share (diluted) (in dollars per share)	$ 0.24			$ 0.26	$ 0.27	$ 0.18	$ 0.22	$ 0.12	$ 0.18	$ 0.18	$ 0.20			$ 0.72	$ 0.68	$ 0.94	$ 0.67	$ 0.52